Segment Information - Summary of Operating Segments Disclosures - Consolidated Balance Sheet Data (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	€ 1,163	€ 1,248	€ 1,299
Derivative financial instruments (current and non-current)	45	64
Cash and cash equivalents	2,346	2,115
Assets	35,173	31,633
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)	9,316	7,981
Derivative financial instruments (current and non-current)	59	14
Liabilities associated with assets classified as held for sale		341
Liabilities	18,619	16,656
Operating segments [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Assets	31,510	26,809
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Liabilities	6,592	6,201
Operating segments [member] | Europe [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Assets	11,841	12,210
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Liabilities	3,364	3,506
Operating segments [member] | Americas [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Assets	18,202	13,197
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Liabilities	3,040	2,523
Operating segments [member] | Asia [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Assets	1,467	1,402
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Liabilities	188	172
Operating segments [member] | Europe Heavyside [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Assets	9,042	8,932
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Liabilities	2,599	2,641
Operating segments [member] | Europe Lightside [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Assets	1,079	1,100
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Liabilities	287	302
Operating segments [member] | Europe Distribution [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Assets	1,720	2,178
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Liabilities	478	563
Operating segments [member] | Americas Materials [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Assets	13,798	9,180
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Liabilities	2,063	1,628
Operating segments [member] | Americas Products [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Assets	4,404	4,017
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Liabilities	977	895
Material reconciling items [member]
Reconciliation to total assets as reported in the Consolidated Balance Sheet:
Investments accounted for using the equity method	1,163	1,248
Other financial assets	23	25
Derivative financial instruments (current and non-current)	45	64
Income tax assets (current and deferred)	86	260
Cash and cash equivalents	2,346	2,115
Assets held for sale		1,112
Assets	35,173	31,633
Reconciliation to total liabilities as reported in the Consolidated Balance Sheet:
Interest-bearing loans and borrowings (current and non-current)	9,316	7,976
Derivative financial instruments (current and non-current)	59	14
Income tax liabilities (current and deferred)	2,652	2,124
Liabilities associated with assets classified as held for sale		341
Liabilities	€ 18,619	€ 16,656